INCOME TAXES EXPENSES (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The Company’s income tax represents the income tax expenses from VIEs. The Company’s other entities sustained losses and accordingly no income tax was provided.

	For the Years Ended December 31
	2013	2012	2011
Current tax:
PRC income tax	$726,206	$1,140,923	$1,796,731

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The Company’s income tax for the year ended December 31, 2013, 2012 and 2011 can be reconciled to the income before income tax expenses in the statement of operations as follows:

	For the Years Ended December 31,
	2013	2012	2011

Income before tax	$4,200,223	$5,629,680	$11,750,439

Expected PRC income tax expense at statutory tax rate of 25%	$1,050,055	$1,407,420	$2,937,609
Expense/(Income) not deductible/taxable	139,751	331,170	35,699
Tax concession	(463,600)	(597,667)	(1,176,577)
Actual income tax expense	$726,206	$1,140,923	$1,796,731